Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-02	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 02, 2023
Restatement does not require Recovery	Legacy policy. If we are required to restate our financial statements, regardless of cause, including, without limitation, due to: (1) material noncompliance with any financial reporting requirements under the federal securities laws; (2) an error, miscalculation or omission; or (3) the commission of an act of fraud or other misconduct, including dishonesty, unethical conduct or falsification of our records, then our Compensation Committee is required to recoup incentive compensation, including any cash or equity incentive compensation, awarded or paid after March 29, 2018 to any executive officer, including any NEO, during at least a three-year recoupment period.
o	Dodd-Frank policy. We have adopted a compensation recovery policy as required by Rule 10D-1 under the Exchange Act and the corresponding listing standard adopted by The Nasdaq Stock Market, which generally provides that if we are required to prepare an accounting restatement (including a restatement to correct an error that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period), we must recover from our current and former executive officers any incentive-based compensation that was erroneously received on or after October 2, 2023 and during the three years preceding the date that we are required to prepare such accounting restatement. The amount required to be recovered is the excess of the amount of incentive-based compensation received over the amount that otherwise would have been received based on the restated financial measure.